Total Capital and Net Income Per Unit - Issuances of Common Units (Parenthetical) (Detail) (USD $)	12 Months Ended			1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jan. 31, 2015	May 31, 2013
Capital Unit [Line Items]
General Partner's proportionate contribution	2.00%
Issuance of new common units, maximum aggregate amount					$ 100,000,000
Net proceeds from equity offerings	182,139,000	190,520,000	182,316,000
General Partner [Member]
Capital Unit [Line Items]
General Partner's proportionate contribution	2.00%
Subsequent Events [Member]
Capital Unit [Line Items]
General Partner's proportionate contribution				2.00%
Number of Common Stock Units Issued, Sold in public and continuing offering program				160,000
Net proceeds from equity offerings				$ 6,800,000